Fair Value Measurements and Disclosures (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements and Disclosures, Disclosure [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Spectrum Strategic

December 31, 2013	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Investment in BHM I, LLC	–	46,985,018	n/a	46,985,018
Investment in PGR Master Fund	–	3,327,454	n/a	3,327,454
Investment in MB Master Fund	–	4,183,031	n/a	4,183,031
Total Assets	–	54,495,503	n/a	54,495,503

December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Investment in BHM I, LLC	–	63,045,391	n/a	63,045,391
Investment in PGR Master Fund	–	5,021,111	n/a	5,021,111
Investment in MB Master Fund	–	8,142,971	n/a	8,142,971
Total Assets	–	76,209,473	n/a	76,209,473

Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Fair Value Measurements and Disclosures, Disclosure [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The Partnerships’ assets and liabilities measured at fair value on a recurring basis are summarized in the following tables by the type of inputs applicable to the fair value measurements.

Spectrum Currency

December 31, 2013	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Investment in Cambridge Master Fund	–	11,299,138	n/a	11,299,138
Investment in KR Master Fund	–	7,290,317	n/a	7,290,317
Total Assets	–	18,589,455	n/a	18,589,455

December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Investment in KR Master Fund	–	10,109,603	n/a	10,109,603
Investment in Cambridge Master Fund	–	6,920,831	n/a	6,920,831
Forwards	–	105,849	n/a	105,849
Total Assets	–	17,136,283	n/a	17,136,283

Liabilities
Forwards	–	64,477	n/a	64,477
Total Liabilities	–	64,477	n/a	64,477

Unrealized currency gain				1,833

*Net fair value	–	17,071,806	n/a	17,073,639

*	This amount comprises of the “Net unrealized gain on open contracts” and “Investment in Cambridge Master Fund and KR Master Fund” on the Statements of Financial Condition.

Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Fair Value Measurements and Disclosures, Disclosure [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Spectrum Global Balanced

December 31, 2013	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	511,577	–	n/a	511,577
Total Assets	511,577	–	n/a	511,577

Liabilities
Futures	200,698	–	n/a	200,698
Options Written	31,915	–		31,915
Total Liabilities	232,613	–	n/a	232,613

Unrealized currency gain				889,621

*Net fair value	278,964	–	n/a	1,168,585

December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	270,741	–	n/a	270,741
Forwards	–	70,236	n/a	70,236
Total Assets	270,741	70,236	n/a	340,977

Liabilities
Futures	195,393	–	n/a	195,393
Forwards	–	40,258	n/a	40,258
Options Written	22,859	–		22,859
Total Liabilities	218,252	40,258	n/a	258,510

Unrealized currency gain				876,453

*Net fair value	52,489	29,978	n/a	958,920

*	This amount comprises of the “Total net unrealized gain on open contracts” and “Options written” on the Statements of Financial Condition.

Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Fair Value Measurements and Disclosures, Disclosure [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Spectrum Select

December 31, 2013	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	9,894,085	–	n/a	9,894,085
Forwards	–	528,063	n/a	528,063
Total Assets	9,894,085	528,063	n/a	10,422,148

Liabilities
Futures	3,011,012	–	n/a	3,011,012
Forwards	–	69,127	n/a	69,127
Total Liabilities	3,011,012	69,127	n/a	3,080,139

Unrealized currency loss				(689,577)
*Net fair value	6,883,073	458,936	n/a	6,652,432

December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	7,876,474	–	n/a	7,876,474
Forwards	–	619,732	n/a	619,732
Total Assets	7,876,474	619,732	n/a	8,496,206

Liabilities
Futures	4,169,335	–	n/a	4,169,335
Forwards	–	571,652	n/a	571,652
Total Liabilities	4,169,335	571,652	n/a	4,740,987

Unrealized currency loss				(1,203,865)
*Net fair value	3,707,139	48,080	n/a	2,551,354

*	This amount comprises of the “Total net unrealized gain on open contracts” on the Statements of Financial Condition.

Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Fair Value Measurements and Disclosures, Disclosure [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Spectrum Technical

December 31, 2013	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Unobservable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Investment in Blackwater Master Fund	–	33,548,272	n/a	33,548,272
Futures	5,404,721	–	n/a	5,404,721
Forwards	–	728,738	n/a	728,738
Total Assets	5,404,721	34,277,010	n/a	39,681,731

Liabilities
Futures	1,139,524	–	n/a	1,139,524
Forwards	–	320,514	n/a	320,514
Total Liabilities	1,139,524	320,514	n/a	1,460,038

Unrealized currency loss				(3,447,831)
*Net fair value	4,265,197	33,956,496	n/a	34,773,862

December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Unobservable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Investment in Blackwater Master Fund	–	43,685,685	n/a	43,685,685
Futures	4,081,355	–	n/a	4,081,355
Forwards	–	1,275,053	n/a	1,275,053
Total Assets	4,081,355	44,960,738	n/a	49,042,093

Liabilities
Futures	2,249,281	–	n/a	2,249,281
Forwards	–	665,520	n/a	665,520
Total Liabilities	2,249,281	665,520	n/a	2,914,801

Unrealized currency loss				(3,483,151)
*Net fair value	1,832,074	44,295,218	n/a	42,644,141

*	This amount comprises of the “Total net unrealized gain on open contracts” and “Investment in Blackwater Master Fund” on the Statements of Financial Condition.